Derivative Financial Instruments - Detailed Information About Weighted Average Assumptions of Non-traded Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Risk-free rate	1.70%	1.90%
Warrant expected life	1 year 2 months 12 days	2 years 2 months 12 days
Expected volatility	45.10%	46.20%
Expected dividend	0.00%	0.00%
Share price	$ 10.16	$ 5.25